Revenue and segment information (Details Narrative) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Revenue from external customers		€ 6,536,000		€ 6,931,000
Translated average rate	1.1675	1.1675	1.1012	1.1012
LPG related Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from external customers	$ 7.2	€ 6,167,000	$ 7.6	€ 6,931,000